Operating Expenses (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Selling expenses	$ 1,653.0		$ 1,348.6		$ 1,105.5
General and administrative expenses:
Salaries and related benefits	4,543.5		4,139.5		3,115.3
Other general and administrative expenses	4,641.2	[1]	3,157.3	[1]	2,655.6	[1]
Total general and administrative expenses	9,184.7	[2]	7,296.8	[2]	5,770.9	[2]
Total operating expenses	10,837.7		8,645.4		6,876.4
Health Insurer Fee	605.3
Reinsurance contribution under Health Care Reform	335.5
Pension settlement charge	111.6	[3]	0		0
Release of litigation-related reserve, pre-tax	103.0
Reversal of allowance reinsurance recoverable			42.2
Litigation Settlement, Expense					120.0
Severence And Facilities Charge Pretax					37.0
Operating Expense [Member]
General and administrative expenses:
General and administrative transaction and integration-related costs	$ 200.7		$ 314.6		$ 16.2

[1]	In 2014, includes fees mandated by the ACA comprised primarily of the HIF of $605.3 million and our estimated contribution to the funding of the reinsurance program of $335.5 million. Refer to Note 2 beginning on page 80 for additional information on fees mandated by the ACA.
[2]	In 2014, includes: a non-cash settlement charge incurred in connection with the Aetna Pension Plan of $111.6 million; transaction and integration-related costs of $200.7 million and a release of a litigation-related reserve of $103.0 million. In 2013, includes: transaction, integration-related and restructuring costs of $314.6 million and a reduction of expenses related to reversal of an allowance on a reinsurance recoverable of $42.2 million. In 2012, includes: a litigation-related charge of $120.0 million, transaction and integration-related costs of $16.2 million and a severance and facilities charge of $37.0 million.
[3]	During 2014, we recorded a non-cash pension settlement charge of $72.5 million ($111.6 million pretax) in connection with our tax-qualified noncontributory defined benefit pension plan (the “Aetna Pension Plan”). We did not record any non-cash pension settlement charges during 2013 or 2012. Refer to Note 11 beginning on page 109 for additional information on the pension settlement charge.